REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS

NOTE J - REGULATORY MATTERS

The Company and its subsidiary bank are subject to regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and its subsidiary bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgment by regulators about components, risk weightings, and other related factors.

To ensure capital adequacy, quantitative measures have been established by regulators, and these require the Company and its subsidiary bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined) to risk-weighted assets (as defined), and of Tier I capital to adjusted total assets (leverage). Management believes, as of December 31, 2011, that the Company and its subsidiary bank exceeded all capital adequacy requirements.

At December 31, 2011 and 2010, the subsidiary bank was categorized by regulators as well-capitalized under the regulatory framework for prompt corrective action. A financial institution is considered to be well-capitalized if it has a total risk-based capital ratio of 10% or more, has a Tier I risk-based capital ratio of 6% or more, and has a Tier I leverage capital ratio of 5% or more. There are no conditions or anticipated events that, in the opinion of management, would change the categorization. The actual capital amounts and ratios at December 31, 2011 and 2010, are presented in the following table. No amount was deducted from capital for interest-rate risk exposure.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2011
Total risk-based	$62,071	13.6%	$60,910	13.3%
Tier I risk-based	57,560	12.6%	56,399	12.4%
Tier I leverage	57,560	8.5%	56,399	8.3%

December 31, 2010
Total risk-based	$70,818	19.6%	$58,368	16.2%
Tier I risk-based	66,307	18.4%	53,867	15.0%
Tier I leverage	66,307	13.1%	53,867	10.7%

The minimum amounts of capital and ratios as established by banking regulators at December 31, 2011 and 2010, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2011
Total risk-based	$36,649	8.0%	$36,527	8.0%
Tier I risk-based	18,324	4.0%	18,264	4.0%
Tier I leverage	27,164	4.0%	27,103	4.0%

December 31, 2010
Total risk-based	$28,860	8.0%	$28,798	8.0%
Tier I risk-based	14,430	4.0%	14,399	4.0%
Tier I leverage	20,249	4.0%	20,212	4.0%

The Company’s dividends, if any, are expected to be made from dividends received from its subsidiary bank. The OCC limits dividends of a national bank in any calendar year to the net profits of that year combined with the retained net profits for the two preceding years.